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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201

       O' Connor Fund of Funds: Technology LLC (formerly, UBS Technology
                                 Partners, L.L.C.)
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               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                               New York,NY 10171
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago,Illinois 60606
              ---------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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
ITEM  1.  SCHEDULE  OF  INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                          O'CONNOR FUND OF FUNDS: TECHNOLOGY LLC
                                      (FORMERLY UBS TECHNOLOGY PARTNERS, L.L.C.)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2011
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
                                                                 REALIZED                                               DOLLAR
                                                                   AND                                                AMOUNT OF
                                                                UNREALIZED                                            FAIR VALUE
                                                        % OF   GAIN/(LOSS)   INITIAL                     FIRST        FOR FIRST
                                                      MEMBERS'     FROM    ACQUISITION                 AVAILABLE      AVAILABLE
INVESTMENT FUND                 COST      FAIR VALUE  CAPITAL  INVESTMENTS    DATE     LIQUIDITY (A) REDEMPTION (B) REDEMPTION (B)
--------------------------  ------------ ------------ -------- ----------- ----------- ------------- -------------- --------------
LONG/SHORT EQUITY
Anthion Partners, L.P.      $ 12,000,000 $ 12,493,889   5.31   $  493,889    1/1/2011    Quarterly
Artis Aggressive Growth
  (Institutional), L.P.        1,727,838    6,963,455   2.96      493,698    3/1/2006    Quarterly
Artis Partners 2X
  (Institutional), L.P.        5,182,911   20,460,358   8.69    1,127,087    1/1/2003    Quarterly
Cadian Fund, L.P.             15,500,000   19,156,108   8.14     (253,909)   9/1/2009    Quarterly
Cavalry Capital
  Appreciation, L.P.          15,000,000   17,573,844   7.46      484,850    1/1/2010    Quarterly
Clairvoyance Asia
  Fund II, Ltd                14,000,000   13,738,917   5.84     (166,178)   1/1/2010    Quarterly
Coatue Qualified
  Partners, L.P.              10,257,654   26,734,172  11.36    2,287,521    4/1/2002    Quarterly
PFM Healthcare Fund, L.P.     12,000,000   12,170,979   5.17      239,891   10/1/2010    Quarterly     9/30/2011      12,170,979
Seligman Tech Spectrum
  Fund, L.L.C.                11,804,667   23,441,902   9.96      452,866    1/1/2005    Quarterly
Shannon River Partner
  II, L.P.                    13,367,089   21,765,720   9.24    1,512,432    5/1/2005    Quarterly
SRS Partners US, L.P.         15,000,000   15,844,572   6.73      275,443    5/1/2010    Quarterly     6/30/2011      15,844,572
Tiger Global Fund, L.P.        1,316,922    6,885,226   2.92      619,818   11/1/2001    Annually
Visium Balanced Fund, L.P.    17,000,000   21,574,478   9.16      734,127    1/1/2010    Quarterly
                            ------------ ------------  -----   ----------
  LONG/SHORT EQUITY
    SUBTOTAL                $144,157,081 $218,803,620  92.94%  $8,301,535

Redeemed Investment Funds              -            -      -     (506,307)

                            ------------ ------------  -----   ----------
TOTAL                       $144,157,081 $218,803,620  92.94%  $7,795,228
                            ============ ============  =====   ==========


(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2011 measurement date. There were no transfers between Level 1 and Level 2 at March 31, 2011.

                                  ASSETS TABLE

                     TOTAL FAIR VALUE
                            AT
DESCRIPTION            MARCH 31, 2011      LEVEL 1       LEVEL 2     LEVEL 3
------------------   -----------------    ---------   ------------  ------------
Long/Short Equity    $     218,803,620    $      -    $218,803,620  $      -
                     -----------------    ---------   ------------  ------------

TOTAL ASSETS         $     218,803,620    $      -    $218,803,620  $      -
                     -----------------    ---------   ------------  ------------

                                          O'CONNOR FUND OF FUNDS: TECHNOLOGY LLC
                                      (FORMERLY UBS TECHNOLOGY PARTNERS, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2011
--------------------------------------------------------------------------------

PORTFOLIO VALUATION

The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in common stocks focused in the technology sector. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 30 - 90 day redemption notice period. The Investment Funds within this strategy have either initial redemption dates commencing in the future (13 percent) or are available to be redeemed with no restrictions (87 percent), subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2011.


The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2011. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)O' Connor Fund of Funds: Technology LLC (formerly,UBS Technology Partners, L.L.C.)

By (Signature and Title)*                   /s/ William Ferri
                          -----------------------------------------------------
                               William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ William Ferri
                          -----------------------------------------------------
                                William Ferri, Principal Executive Officer

Date May 20, 2011

By (Signature and Title)*                 /s/ Robert Aufenanger
                          -----------------------------------------------------
                              Robert Aufenanger, Principal Financial Officer

Date May 20, 2011


* Print the name and title of each signing officer under his or her signature.